Landfill Accounting - Liability Adjustments and Restricted Cash and Investments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Landfill Accounting [Line Items]
Liability adjustments	$ 14,704
Restricted cash	106,625	$ 102,727	$ 72,174
Restricted investments	74,358	68,099	$ 59,014
Landfill
Landfill Accounting [Line Items]
Restricted cash	8,130	6,890
Restricted investments	$ 62,552	$ 57,469